Taxes recoverable (Tables)	12 Months Ended
Jun. 30, 2025
Taxes recoverable
Disclosure of taxes recoverable
	2025	2024

State VAT (“ICMS”) (i)	99,536	86,556
Brazilian federal contributions (ii)	256,166	280,854
Colombian federal contributions	44,081	35,610

Total	399,783	403,020

Current	68,248	103,792
Non-current	331,535	299,228

(i)     Refers to the Brazilian value-added tax on sales and services. The Group’s ICMS relates mainly to the purchase of inputs and the Group has the benefit of a reduced ICMS tax rate.

(ii)     Includes:  a) credits arising from the Brazilian government’s taxes charged for the social integration program (PIS) and the social security program (COFINS), and Brazilian corporate income tax and social contributions. These credits, which are recognized as current assets, will be used by the Group to offset other Federal taxes; b) withholding and overpaid taxes which can be used to settle overdue or future payable federal taxes; c) withholding income tax on cash equivalents which can be used to offset taxes owed at the end of the calendar year, in case of taxable profit, or are carried forward in case of tax loss.